25. Sectorial Charges Due (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	R$ 79,872	R$ 150,025
Energy Development Account (CDE)
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	73,549	121,912
Tariff flags
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	0	22,427
Global Reversal Reserve (RGR)
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	R$ 6,323	R$ 5,686